Segmented information (Details 1) - USD ($) $ in Thousands	May 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 75,839	$ 67,007
Canada [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	42	55
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 75,797	$ 66,952